Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Operations and Comprehensive Loss
Milling revenue	$ 1,535,138	$ 818,157
Milling - cost of sales	(3,062,422)	(2,257,053)
Gross margin	(1,527,284)	(1,438,896)
Care and maintenance	(1,121,110)	(1,045,250)
Change in estimate and accretion of ARO	465,538	286,545
Consulting fees	(626,961)	(552,750)
Depreciation	(63,077)	(13,400)
Exploration costs	(1,214,099)	(1,759,410)
Office and general	(595,398)	(460,536)
Professional fees	(446,848)	(183,607)
Travel and investor relations	(804,908)	(582,750)
Regulatory and transfer agent fees	(89,624)	(56,173)
Rent	(7,111)	(45,161)
Salaries and benefits	(20,568)	(99,412)
Share-based compensation	(2,464,626)	(756,784)
Stripping costs	(1,330,562)
Total operating expenses	(8,319,354)	(5,268,688)
Net loss before other items	(9,846,638)	(6,707,584)
Flow-through premium	102,524	4,192
Other income	801,367	1,968,941
Finance costs	(442,946)	(591,881)
Fair value revaluation - marketable securities	3,879,293	103,897
Foreign exchange loss	(18,428)	(8,511)
Net loss for the year	$ (5,524,828)	$ (5,230,946)
Loss per share - basic (in dollars per share)	$ (0.03)	$ (0.03)
Loss per share - diluted (in dollars per share)	$ (0.03)	$ (0.03)
Weighted average number of common shares outstanding - basic (in shares)	185,967,860	165,376,575
Weighted average number of common shares outstanding - diluted (in shares)	185,967,860	165,376,575